REVENUE RECOGNITION (Tables)	9 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Schedule of disaggregated revenue generated by each payor type

The following table presents disaggregated revenue for the three and nine months ended June 30, 2019 and 2018:

	Three months ended June 30,		Nine months ended June 30,
	2019	2018	2019	2018
Neurometric services	$36,500	$65,600	$160,500	$198,700
Telepsychiatry services	490,500	326,100	1,213,700	774,900
Revenue	527,000	391,700	1,374,200	973,600